Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Sale, leases and services receivables	$ 98,550	$ 92,496
Less: Allowance for doubtful accounts	(6,120)	(6,126)	$ (5,728)
Total trade receivables	92,430	86,370
Borrowings, deposits and others	66,577	68,459
Advances to suppliers	35,513	16,316
Tax receivables	7,088	11,987
Prepaid expenses	3,623	4,319
Dividends receivable	2,691	24,975
Others	5,600	5,230
Total other receivables	121,092	131,286
Total trade and other receivables	213,522	217,656
Non-current	8,673	44,065
Current	204,849	173,591
Total	$ 213,522	$ 217,656